Fair value measurement - Summary of Fair Value Measurement of Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of equity [line items]
At beginning of period	€ 900,896	€ 732,321
At end of period	982,887	900,896
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period	57,131	215,727
Investments	2,969	10,140
Disposals	(5,617)	(169,645)
Fair value adjustments	3,598	1,647
Realized gains	94	(49)
Exchange rate gains/(losses)	1,181	(689)
At end of period	€ 59,356	€ 57,131